Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

16.  Income Taxes

Income Tax Expense and Effective Tax Rate

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expense	23,219	32,156	25,903
Deferred tax benefit	(1,269)	(13,179)	(5,322)
Income tax expense	21,950	18,977	20,581

The components of income before tax and income tax expense for PRC and non-PRC continuing operations are as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
(Loss)/income arising from PRC continuing operations	(267,276)	28,133	(235,019)
Income/(loss) arising from non-PRC continuing operations	958,986	418,489	(17,466)
Income/(loss) before tax from continuing operations	691,710	446,622	(252,485)
Income tax expense relating to PRC operations	21,952	18,977	20,581
Income tax benefit relating to non-PRC operations	(2)	—	—
Income tax expense	21,950	18,977	20,581
Effective tax rate for PRC continuing operations	(8.2)%	67.5%	(8.8)%
Effective tax rate for the Group	3.2%	4.2%	(8.2)%

16.  Income Taxes (Continued)

Income Tax Expense and Effective Tax Rate (Continued)

Cayman Islands (“Cayman”)

Under the relevant current laws of the Cayman Islands, corporate income, capital gains or other direct taxes are not imposed on corporations in the Cayman Islands. In addition, dividend payments are not subject to withholding taxes in the Cayman Islands. The Company recognized gain on disposal of available-for-sale debt investments of RMB1,001.2 million and RMB477.3 million in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019 and 2020, respectively, which was not subject to any corporate income or capital gains taxes under the current laws of the Cayman Islands.

British Virgin Islands (“BVI”)

The Group’s subsidiaries incorporated in the British Virgin Islands are exempted from income tax on their foreign-derived income and are not subject to withholding taxes.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. On April 1, 2018, a two-tiered profits tax regime was introduced. The profits tax rate for the first HK$2 million of profits of corporations is lowered to 8.25%, while profits above that amount continue to be subject to the tax rate of 16.5%.

PRC

Each of the Group’s PRC subsidiaries, VIEs and subsidiaries of the VIEs are obligated to pay income tax in the PRC. The PRC Corporate Income Taxes Law (“CIT Law”) generally applies an income tax rate of 25% to all enterprises, but grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) and Software Enterprises. Under these preferential tax treatments, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years and Software Enterprises are entitled to an income tax exemption for two years beginning from its first profitable year and a 50% reduction to a rate of 12.5% for the subsequent three years.

Fenghuang On-line was qualified as an HNTE in 2017 and 2020, respectively, and therefore, Fenghuang On-line was subject to a 15% income tax rate from 2019 to 2021.

Tianying Jiuzhou was qualified as an HNTE in 2017 and 2020, respectively, and therefore, Tianying Jiuzhou was subject to a 15% income tax rate from 2019 to 2021.

In 2017 and 2020, Fenghuang Yutian was qualified as an HNTE, respectively, and therefore, Fenghuang Yutian was subject to a 15% income tax rate from 2019 to 2021.

In 2016, Fenghuang Borui was qualified as a Software Enterprise and was subject to a 12.5% income tax rate from 2019 to 2020. In 2021, Fenghuang Borui was qualified as an HNTE, and therefore, Fenghuang Borui was subject to a 15% income tax rate in 2021.

All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the years presented.

16.  Income Taxes (Continued)

Income Tax Expense and Effective Tax Rate (Continued)

The CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. On April 22, 2009, the State Administration of Taxation (“SAT”) issued a circular, known as Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a PRC-controlled enterprise that is incorporated offshore is located in China. Under Circular 82, an offshore incorporated enterprise controlled by a PRC enterprise or a PRC enterprise group will be regarded as a PRC tax resident by virtue of having its “de facto management body” in China and will be subject to PRC enterprise income tax on its global income only if all of the following conditions are met: (i) the primary location of the day-to-day operational management is in the PRC; (ii) decisions relating to the enterprise’s financial and human resource matters are made or are subject to approval by organizations or personnel in the PRC; (iii) the enterprise’s primary assets, accounting books and records, company seals, and board and shareholder resolutions, are located or maintained in the PRC; and (iv) at least 50% of voting board members or senior executives habitually reside in the PRC. The Company and its offshore subsidiaries have never been treated as resident enterprises for PRC tax purposes.

Withholding Tax on Undistributed Dividends

The CIT Law imposes a 10% withholding income tax on dividends distributed by foreign invested enterprises in the PRC to their immediate holding companies outside the PRC. A lower withholding tax rate may be applied if there is a tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5.0% withholding tax rate under an arrangement between the PRC and the Hong Kong Special Administrative Region on the “Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital,” if such holding company is considered a non-PRC resident enterprise and holds at least 25.0% of the equity interest in the PRC foreign invested enterprise distributing the dividends, subject to approval of the PRC local tax authority. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to a withholding tax rate of 10%.

The PRC subsidiaries, VIEs and subsidiaries of VIEs have not paid dividends in the past and do not have any present plans to declare and pay any dividends on the Company’s ordinary shares or ADSs in the near future and the Group currently intends to retain most, if not all, of its available funds and any future earnings to operate and expand the business. Accordingly, the Company does not intend to have its PRC subsidiaries distribute any undistributed profits of such subsidiaries to their direct overseas parent companies, but rather intends that such profits will be permanently reinvested in such subsidiaries to further expand their business in the PRC. As of December 31, 2021, the Company did not record any withholding tax on the retained earnings of its foreign invested enterprises in the PRC. Aggregate undistributed earnings of the Group’s entities located in the PRC that were available for distribution to the Company as of December 31, 2020 and 2021 were approximately RMB782.1 million and RMB587.4 million, respectively. The amounts of the unrecognized deferred tax liability on the permanently reinvested earnings were RMB78.2 million and RMB58.7 million as of December 31, 2020 and 2021, respectively.

16.  Income Taxes (Continued)

Income Tax Expense and Effective Tax Rate (Continued)

Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the Years Ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences (1)	(2.8)	(1.9)	(2.4)
Change in valuation allowance	9.9	2.7	(23.6)
Effect of preferential tax treatment	5.5	1.8	(5.3)
Uncertain tax positions	0.2	0.1	(0.1)
Tax rate difference from statutory rate in other jurisdictions (2)	(34.6)	(23.5)	(1.8)
Effective income tax rate	3.2	4.2	(8.2)

Notes:

(1) Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, as 175% of the research and development expenses could be tax-deductible, according to policies promulgated by the State Tax Bureau of the PRC.

(2) Tax rate difference from statutory rate in other jurisdictions for 2019 and 2020 had significant influence on the Group’s effective income tax rates, which was mainly attributable to the fact that the Company recognized significant amount of gain on disposal of available-for-sale debt investments in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019 and 2020, respectively, and thus the Group had significant amount of income arising from non-PRC operations for 2019 and 2020.

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Effect of preferential tax treatment	(38,077)	(7,934)	(13,468)
Basic net income/(loss) per share effect	(0.07)	(0.01)	(0.02)

Withholding Tax on gain from the disposal of available-for-sale debt investments in Particle

The Company is subject to PRC withholding tax of 10% on the gain recognized from the disposal of available-for-sale debt investments in Particle, with any relevant tax adjustments if applicable, as regulated by the Public Notice on Several Issues regarding Enterprise Income Tax for Indirect Property Transfer by Non-resident Enterprises, or SAT Circular 7, issued on February 3, 2015, and the Public Notice Regarding Issues Concerning the Withholding of Non-resident Enterprise Income Tax at Source, or SAT Public Notice 37, issued on October 17, 2017. The accrued withholding taxes of gain on disposal of available-for-sale debt investments were RMB220.8 million as of December 31, 2021, which may vary with the actual withholding tax to be paid in the future. The difference between the currently calculated withholding tax and the actual withholding tax to be paid will be recognized as gain or loss on disposal of available-for-sale debt investments in the period when the Company actually settles the withholding tax with the tax authorities in PRC.

16.  Income Taxes (Continued)

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2020 and 2021 are as follows (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Provision of allowance for credit losses	48,161	92,997
Accrued payroll and expenses and others	28,716	25,725
Net operating loss carryforward	137,799	160,863
Less: valuation allowance	(127,809)	(187,396)
Total deferred tax assets, net	86,867	92,189

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries	1,312	1,312

As of December 31, 2021, the Group had net operating loss of approximately RMB966.7 million, which can be carried forward to offset future taxable income. Net operating loss carry forward of RMB19.3 million, RMB25.4 million, RMB23.3 million, RMB28.9 million and RMB869.8 million will expire in 2022, 2023, 2024, 2025 and years after 2025, respectively, if not utilized.

Movement of Valuation Allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future reversals of existing taxable temporary differences, future profitability and tax planning strategies. Valuation allowance was mainly provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income.

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	47,386	115,793	127,809
Additions	68,209	15,692	61,716
Increase from an acquired subsidiary	997	—	—
Reversals	(799)	(3,676)	(2,129)
Balance as of December 31,	115,793	127,809	187,396

16.  Income Taxes (Continued)

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	26,131	27,612	28,182
Increase related to current year tax positions	1,481	570	148
Balance as of December 31,	27,612	28,182	28,330

The Group did not accrue any potential penalties and interest related to these uncertain tax positions for all years presented on the basis that the likelihood of penalties and interest being charged is not considered to be probable.

The amounts of uncertain tax positions listed above are based on the recognition and measurement criteria of ASC 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. The Group does not expect changes in uncertain tax positions recognized as of December 31, 2021 to be material in the next twelve months. In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2017 to 2021 remain subject to examination by tax authorities. There are no ongoing examinations by tax authorities as of December 31, 2021.